Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 140,636	$ 16,801	$ 175,317	$ 48,981
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization expense	9,012	8,330	26,943	24,112
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization expense	3,793	1,631	6,964	4,623
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization expense	125,238	5,673	136,322	16,886
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization expense	$ 2,593	$ 1,167	$ 5,088	$ 3,360